Accounts Receivable, Sales and Allowances	12 Months Ended
Dec. 31, 2020
Accounts Receivable, Sales and Allowances
Accounts Receivable, Sales and Allowances

Note 6. Accounts Receivable, Sales and Allowances

Accounts receivable result primarily from sales of pharmaceutical products, amounts due under revenue sharing, license and royalty arrangements.

The Company is exposed to credit losses primarily through sales of its products. Prior to January 1, 2020, accounts receivable were recorded at cost less an allowance for doubtful accounts. Subsequent to January 1, 2020, accounts receivable are recorded at amortized cost less an allowance for expected credit losses that are not expected to be recovered. The Company’s expected loss methodology for accounts receivable is developed using historical collection experience, a review of the current status of customer’s trade receivables, and current and future market conditions. Due to the short-term nature of such receivables, the estimate of accounts receivable that may not be collected is based on the aging of accounts receivable balances and the financial condition of customers. The Company’s monitoring activities include timely account reconciliations, dispute resolution, payment confirmation, consideration of customers’ financial condition and macroeconomic conditions. Balances are written-off when determined to be uncollectible. The Company considered the current and expected future economic and market conditions surrounding a novel strain of the coronavirus, referred to as 2019-ncov, COVID-19 coronavirus epidemic, or COVID-19, and determined that the estimate of credit losses was not significantly impacted.

With the exception of the allowance for credit losses, which is reflected as part of selling, general and administrative expense, the provisions for the following customer reserves are reflected as a reduction of revenues in the accompanying Consolidated Statements of Operations and Comprehensive Loss.

Trade accounts receivable, net consists of the following (in thousands):

	December 31,	December 31,
	2020	2019
Gross trade accounts receivable:
Trade accounts receivable	$196	$262
Royalty accounts receivable	55	45
Other receivable	2,903	496
Less reserves for:
Commercial rebates	(4)	(7)
Discounts and allowances	(1)	(2)
Total trade accounts receivable, net	$3,149	$794

For the years ended December 31, 2020 and 2019, the Company recorded the following adjustments to gross product sales (in thousands):

	Year Ended December 31,
	2020	2019
Gross product sales	$2,510	$1,242
Less provisions for:
Chargebacks	(6)	—
Government and managed care rebates	(155)	(51)
Commercial rebates	(56)	(46)
Product returns	(53)	(51)
Discounts and allowances	(14)	(12)
Advertising and promotions	(284)	(643)
Net product sales	$1,942	$439

For the years ended December 31, 2020 and 2019, the activity in the Company’s allowance for customer deductions against trade accounts receivable is as follows (in thousands):

		Discounts
	Commercial	and
	Rebates	Allowances	Total
Balance at December 31, 2018	$—	$—	$—
Provision	46	12	58
Charges processed	(39)	(10)	(49)
Balance at December 31, 2019	$7	$2	$9
Provision	56	14	70
Charges processed	(59)	(15)	(74)
Balance at December 31, 2020	$4	$1	$5